Stock-Based Compensation - Stock Option Terms (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Stock options | Maximum
Stock Options
Term of award	10 years	10 years
Stock options | Owner of more than 10 percent of voting stock
Stock Options
Percentage of total combined voting power	10.00%
Term of award		5 years
Stock options | Owner of more than 10 percent of voting stock | Maximum
Stock Options
Term of award	5 years
Service-based stock options
Stock Options
Vesting period		5 years
2016 Equity Incentive Plan | Stock options
Stock Options
Percentage of market price to purchase shares of common stock (as a percent)	100.00%
2016 Equity Incentive Plan | Service-based stock options
Stock Options
Vesting period	4 years
Amended 2012 Equity Incentive Plan | Service-based stock options
Stock Options
Vesting period	5 years